Trade and other payables	12 Months Ended
Jun. 30, 2023
1 year or less [member]
Statement [line items]
Trade and other payables	Note 1 6 . Trade and other payables

	2023	2022
	A$’000	A$’000

Trade payables	857	1,524
Accrued payables	3,472	2,235

	4,329	3,759

Refer to note 24 for further information on financial instruments.